Cover Page	6 Months Ended
Sep. 30, 2021
Document Information [Line Items]
Document Type	6-K/A
Amendment Flag	true
Document Period End Date	Sep. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Entity Registrant Name	Mizuho Financial Group, Inc.
Entity Central Index Key	0001335730
Current Fiscal Year End Date	--03-31
Amendment Description	Mizuho Financial Group, Inc. previously furnished Form 6-K to the U.S. Securities and Exchange Commission on December 27, 2021 (the “Form 6-K”) and subsequently found that it had inadvertently failed to include certain disclosure under “Financial Condition” in the Form 6-K. This report on Form 6-K/A amends and restates the Form 6-K in its entirety to include such disclosure. Other than as expressly set forth above, this Form 6-K/A does not, and does not purport to, amend, update or restate the information in the Form 6-K.